Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Cash flows from operating activities
Net loss	$ 7,145,000	$ (4,435,000)	$ 11,202,000		$ (38,744,000)		$ (40,645,000)		$ (52,822,000)
Net loss from continuing operations	2,331,000	(1,056,000)	5,374,000		(14,249,000)				(20,636,000)
Net loss from discontinued operations	4,814,000	(3,379,000)	5,828,000		(24,495,000)				(32,186,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense			244,000		196,000				200,000
Non-monetary exchange			129,000
Stock compensation expense			604,000		69,000				82,000
Fair value of common stock issued to employees									94,000
Gain from sale of property and equipment			6,000
Loss on extinguishment of debt							(2,800,000)
Loss on impairment of intangible assets							130,000
Loss from sale of consolidated entity			35,000
Gain on settlement of liabilities			(9,989,000)
Amortization right-of-use asset			28,000		25,000
Amortization of note discount			283,000		(67,000)				183,000
Amortization							61,000		61,000
Change in fair value forward purchase agreement					2,982,000		2,983,000		13,403,000
Change in fair value of convertible notes			1,134,000
Loss on investment in M2i			155,000
Changes in operating assets and liabilities
Accounts receivable			(62,000)						296,000
Notes receivable			(86,000)
Contract assets, net			(450,000)
Prepaid expenses and other current assets			376,000		737,000				(1,589,000)
Deposits			5,237,000		3,400,000				(3,104,000)
Accounts payable and accrued expenses			(934,000)		5,357,000				2,451,000
Operating lease liability
Customers’ deposits and deferred revenue			(876,000)		9,321,000				1,733,000
Net cash provided by operating activities from continuing operations			1,208,000		7,771,000
Change in assets and liabilities of discontinued operations			(3,650,000)		(18,262,000)				9,067,000
Net cash used in operating activities			(2,442,000)		(10,491,000)		16,900,000		(30,393,000)
Investing activities:
Cash payment for property and equipment			(69,000)		(142,000)				(637,000)
Proceeds from the sale of property and equipment			30,000
Cash from investing activities - discontinued operations					(3,000)				2,413,000
Net cash (used in) provided by investing activities			(39,000)		(145,000)				1,776,000
Cash flows from financing activities
Principal payment on lease obligations			(29,000)
Proceeds from lines of credit									1,000,000
Repayments of lines of credit					(1,000,000)
Collection on subscription receivable									15,000
Proceeds from issuance of term loan					4,000,000
Proceeds for convertible note, net			4,050,000						12,670,000
Purchase of forward purchase agreement									(18,911,000)
Proceeds from forward purchase agreement									2,525,000
Costs of share issuance			(66,000)
Repayment on loans			(1,124,000)		(2,928,000)				(787,000)
Proceeds from business combination									19,081,000
Business combination closing costs									(2,359,000)
Proceeds from the sale of preferred stock									24,204,000
Proceeds from exercise of stock options					39,000				23,000
Cash used in financing activities - discontinued operations					(597,000)
Net cash provided by financing activities			2,831,000		(486,000)				37,461,000
Net increase in cash			350,000		(11,122,000)				8,844,000
Cash, beginning of period			4,000,000		16,723,000		16,723,000		7,879,000
Cash, end of period	4,350,000	5,601,000	4,350,000		5,601,000		4,000,000		16,723,000
Supplemental disclosure of cash flow information:
Cash paid for interest			1,652,000		4,268,000				2,268,000
Cash paid for income taxes			229,000
Supplemental schedule for non-cash investing and financing activities
Note receivable from sale of GC Aviation, Inc.			1,800,000
Non-cash interest			1,977,000
Credit facility for the aircraft deposits			(28,000,000)
Issuance of shares for convertible notes			6,169,000
Investment in M2i - share exchange			2,065,000
Financing for aircraft purchase			37,506,000
Payment on liability for aircraft purchase			(37,595,000)
Deposits on aircraft			28,500,000
Issuance of shares in exchange for debt reduction			463,000
Initial recognition of right-of-use asset					201,000
Gain from sale of consolidated entity									(387,000)
Credit facility for the aircraft deposits									24,000,000
Conversion of line of credit to convertible note with related party									6,001,000
Original debt discount									230,000
Conversion of preferred stock to common stock class A									62,565,000
Merger transaction cost payable in stock									4,250,000
Liabilities assumed in merger transaction unpaid at 12/31/2023									1,722,000
M2i Global Inc [Member]
Cash flows from operating activities
Net loss				$ (4,229,394)		$ (2,811,090)		$ (3,887,261)		$ (1,990,162)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of note discount						15,000		20,000
Shares issued for services				1,173,018
Amortization										20,503
Impairment of assets										94,952
Changes in operating assets and liabilities
Prepaid expenses and other current assets				(161,798)		(17,292)		(3,139)		13,767
Accounts payable and accrued expenses				478,550		1,412,913		883,679		233,182
Accounts payable and accrued expenses-Related Party				350,447				888,060
Accrued payroll - related party										16,500
Net cash used in operating activities				(2,389,177)		(1,400,469)		(2,098,661)		(1,611,258)
Cash flows from financing activities
Proceeds for issuance of common stock				632,795		739,140		2,026,880		1,235,477
Proceeds for convertible note, net										250,000
Cash received for shares to be issued				1,938,500		1,034,845		369,855		545
Treasury repurchase										(435,000)
Promissory Note								302,960
Payment for cancelled shares						(5,000)		(5,000)
Loan payable - D&O insurance				17,579
Proceeds from related party loan						127,500		127,550		608,319
Payments on related party loan				(36,050)		(516,000)		(691,500)
Proceeds from the sale of preferred stock				1,937,500
Net cash provided by financing activities				2,552,824		1,380,485		2,130,745		1,659,341
Net increase in cash				163,648		(19,984)		32,084		48,083
Cash, beginning of period				80,281		48,197		48,197		114
Cash, end of period				243,929		28,213		80,281		48,197
Supplemental disclosure of cash flow information:
Cash paid for interest
Supplemental schedule for non-cash investing and financing activities
Original issue discount on convertible note						$ 25,000
Contribution from settlement of related party liabilities										146,593
Original issue discount on convertible note								$ 25,000		$ 20,000
Previously Reported [Member]
Cash flows from operating activities
Net loss							(40,645,000)
Net loss from continuing operations							(21,926,000)
Net loss from discontinued operations							(18,719,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense							341,000
Stock compensation expense							211,000
Fair value of common stock issued to employees
Gain from sale of property and equipment							(2,000)
Loss on extinguishment of debt							2,804,000
Loss on impairment of intangible assets							130,000
Amortization right-of-use asset							34,000
Amortization of note discount							301,000
Amortization	$ 15,000	$ 15,000			45,000
Change in fair value forward purchase agreement					(3,000,000.0)		2,983,000
Changes in operating assets and liabilities
Accounts receivable							441,000
Prepaid expenses and other current assets							804,000
Deposits							4,325,000
Accounts payable and accrued expenses							2,629,000
Operating lease liability							(34,000)
Customers’ deposits and deferred revenue							8,707,000
Change in assets and liabilities of discontinued operations							52,000
Net cash used in operating activities							(16,919,000)
Investing activities:
Cash payment for property and equipment							(145,000)
Proceeds from the sale of property and equipment							30,000
Cash from investing activities - discontinued operations
Net cash (used in) provided by investing activities							(115,000)
Cash flows from financing activities
Proceeds from lines of credit
Repayments of lines of credit							(1,000,000)
Collection on subscription receivable
Proceeds from issuance of term loan							3,884,000
Proceeds for convertible note, net							4,050,000
Purchase of forward purchase agreement
Proceeds from forward purchase agreement									2,400,000
Repayment on loans							(2,717,000)
Proceeds from business combination
Business combination closing costs
Proceeds from the sale of preferred stock
Proceeds from exercise of stock options							94,000
Net cash provided by financing activities							4,311,000
Net increase in cash							(12,723,000)
Cash, beginning of period			$ 4,000,000		$ 16,723,000		16,723,000
Cash, end of period							4,000,000		$ 16,723,000
Supplemental disclosure of cash flow information:
Cash paid for interest							5,640,000
Supplemental schedule for non-cash investing and financing activities
Gain from sale of consolidated entity
Credit facility for the aircraft deposits
Conversion of line of credit to convertible note with related party
Original debt discount
Conversion of preferred stock to common stock class A
Merger transaction cost payable in stock
Liabilities assumed in merger transaction unpaid at 12/31/2023